LONG-TERM INVESTMENT	6 Months Ended
Mar. 31, 2025
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

In July 2024, Qilian International acquired 25% ownership interest of Caihou Capital (Shenzhen) Group Co., Ltd (“Caihou”) with a total investment amount of RMB25,000,000, which have been paid in the amount of RMB10,000,000 ($1,402,584 equivalent) in 2024.The investment was accounted for using equity method. The remaining RMB 15 million was fully paid on October 28, 2024.

Equity method investment consisted of the following:

	As of	As of
	March 31, 2025	September 30, 2024
Equity method investment:
Cost of equity method investment	3,482,767	4,038,588
Share of results of associates	(330,981)	(204,648)
Loss on disposal of Long term investment	—	(101,354)
Profit from equity method investment	—	160,032
Dividend Distribution received	—	(57,083)
Investment disposed	—	(470,931)
Exchange rate difference	1,920	(4,818)
Total long-term investment	$3,153,706	$3,359,786

The change of share of results of associates are as follow:

	As of	As of
	March 31, 2025	September 30, 2024
Beginning balance	$204,648	$—
Addition	126,333	204,648
Ending balance	$330,981	$204,648